Intangibles (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill [abstract]
Intangibles - Schedule (Table)

December 31, 2023	Acquisition Cost	Accumulated Amortization	Net Book Value
Port terminal operating rights	$54,481	$(16,980)	$37,501
Customer relationships	36,120	(29,022)	7,098
Total intangible assets	$90,601	$(46,002)	$44,599

December 31, 2022	Acquisition Cost	Accumulated Amortization	Net Book Value
Port terminal operating rights	$53,152	$(15,832)	$37,320
Customer relationships	36,120	(27,247)	8,873
Total intangible assets	$89,272	$(43,079)	$46,193

Intangibles - Aggregate Amortization (Table)

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Port terminal operating rights	$1,229	$1,229	$1,229	$1,229	$1,076	$31,509	$37,501
Customer relationships	1,775	1,775	1,775	1,773	—	—	7,098
Total	$3,004	$3,004	$3,004	$3,002	$1,076	$31,509	$44,599